Segment information (Details) - Schedule of segment information - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total assets
Total assets	$ 111,456,855	$ 82,349,986
Total Property and equipment, net
Total Property and equipment, net	9,073,698	12,224,582
Trucking Services [Member]
Total assets
Total assets	75,947,153	64,743,182
Total Property and equipment, net
Total Property and equipment, net	1,459,760	2,243,651
Car-hailing and driver management services [Member]
Total assets
Total assets	19,600,724	17,606,804
Total Property and equipment, net
Total Property and equipment, net	7,613,938	9,980,931
Car Rental Services [Memebr]
Total assets
Total assets	15,908,978
Total Property and equipment, net
Total Property and equipment, net